GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 29, 2013 Successor [Member] Parent Company (Guarantor)	Mar. 29, 2013 Successor [Member] Subsidiary Issuer	Mar. 29, 2013 Successor [Member] Guarantor Subsidiaries	Mar. 29, 2013 Successor [Member] Consolidating Adjustments	Mar. 30, 2012 Predecessor [Member]	Mar. 30, 2012 Predecessor [Member] Parent Company (Guarantor)	Mar. 30, 2012 Predecessor [Member] Subsidiary Issuer	Mar. 30, 2012 Predecessor [Member] Guarantor Subsidiaries	Mar. 30, 2012 Predecessor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ (10,733)	$ (16,161)	$ (7,620)	$ 13,048	$ 0	$ (7,258)	$ 0	$ (10,869)	$ 3,611	$ 0
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(4,538)	0	(4,380)	(158)	0	(3,321)	0	(3,321)	0	0
Dividends received from subsidiary issuer	0		0	0	(15,000)	0	1,439	0	0	(1,439)
Other						0	0	(3,617)	0	3,617
Net cash used in investing activities	(4,538)	15,000	(4,380)	(158)	(15,000)	(3,321)	1,439	296	0	(5,056)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	(206)	0	(206)	0	0	(2,128)	0	(2,128)	0	0
Proceeds from ABL Facility	54,000	0	54,000	0	0	0
Payments on ABL Facility	(46,500)	0	(46,500)	0	0	0
Payment of debt issuance costs	(50)	(50)	0	0	0	0
Payments on capital lease obligations	(156)	0	(156)	0	0	(183)	0	(183)	0	0
Proceeds from issuance of common stock	750	750	0	0	0	0
Purchases of treasury stock	0					(1,439)	(1,439)	0	0	0
Dividends paid to parent company	0	0	(15,000)	0	15,000	0	0	(1,439)	0	1,439
Intercompany activity	0	40	14,143	(14,183)	0
Other						1,570	0	1,570	(3,617)	3,617
Net cash provided by (used in) financing activities	7,838	740	6,281	(14,183)	15,000	(2,180)	(1,439)	(2,180)	(3,617)	5,056
Effect of exchange rate changes on cash and cash equivalents	(78)	0	(78)	0	0	57	0	57	0	0
Net (decrease) increase in cash and cash equivalents	(7,511)	(421)	(5,797)	(1,293)	0	(12,702)	0	(12,696)	(6)	0
Cash and cash equivalents at beginning of period	17,505	1,455	13,803	2,247	0	97,099	0	97,061	38	0
Cash and cash equivalents at end of period	$ 9,994	$ 1,034	$ 8,006	$ 954	$ 0	$ 84,397	$ 0	$ 84,365	$ 32	$ 0